Loss per share - Basic and diluted loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net loss for the period	£ (245,224)	£ (12,326)	£ (7,484)
Net loss for the period, diluted	£ (245,224)	£ (12,326)	£ (7,484)
Basic loss per share	£ (1.98)	£ (0.12)	£ (0.07)
Diluted loss per share	£ (1.98)	£ (0.12)	£ (0.07)
Weighted average issued shares, basic	124,130,921	99,904,427	99,904,427
Weighted average issued shares, diluted	124,130,921	99,904,427	99,904,427